10-K Commitments and Contingencies - Litigation (Details) - USD ($) $ in Thousands	1 Months Ended
	Jan. 31, 2022	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Potential liabilities related to litigation and environmental matters		$ 970	$ 1,000	$ 6,300
Insurance Receivable		$ 325	$ 325	$ 6,200
Payment of claims	$ 6,200